Retirement Benefit Schemes - Schedule of Movements in Scheme Liabilities (Details) - Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in net defined benefit liability (asset) [abstract]
Present value beginning balance	£ 7,312	£ 11,121
Differences on exchange	(187)	645
Current service cost	37	51
Past service (credit)/cost and settlements	(66)	(1,307)
Interest on scheme liabilities	347	247
Contributions by scheme members	(2)	(3)
Benefits paid	(536)	(645)
Actuarial losses/(gains) arising from changes in demographic assumptions	(28)	(18)
Actuarial losses/(gains)arising from changes in financial assumptions	277	(2,920)
Experience losses/(gains)	(44)	(135)
Present value ending balance	7,202	7,312
Pension schemes
Changes in net defined benefit liability (asset) [abstract]
Present value beginning balance	6,697	10,414
Differences on exchange	(153)	567
Current service cost	36	50
Past service (credit)/cost and settlements	(67)	(1,308)
Interest on scheme liabilities	315	224
Contributions by scheme members	(2)	(3)
Benefits paid	(484)	(586)
Actuarial losses/(gains) arising from changes in demographic assumptions	(28)	(18)
Actuarial losses/(gains)arising from changes in financial assumptions	268	(2,775)
Experience losses/(gains)	(61)	(126)
Present value ending balance	6,647	6,697
Healthcare schemes
Changes in net defined benefit liability (asset) [abstract]
Present value beginning balance	615	707
Differences on exchange	(34)	78
Current service cost	1	1
Past service (credit)/cost and settlements	1	1
Interest on scheme liabilities	32	23
Contributions by scheme members	0	0
Benefits paid	(52)	(59)
Actuarial losses/(gains) arising from changes in demographic assumptions	0	0
Actuarial losses/(gains)arising from changes in financial assumptions	9	(145)
Experience losses/(gains)	17	(9)
Present value ending balance	£ 555	£ 615